Retirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Schedule Of Other Postretirement Benefits [Line Items]
Cash surrender value of life insurance	$ 46.7	$ 38.2
Defined contribution plan cost recognized	2.9	2.5	2.1
Defined contribution plan at foreign subsidiary	0.9	0.9	0.9
Deferred recognized compensation liability	3.0	3.1
Accumulated benefit obligations for all defined benefit pension plans and the SERP	425.4	254.2
Prior service cost expected to be recognized in net periodic pension expense	0.1
Actuarial loss included in accumulated other comprehensive income (loss)	30.4
Expense for qualified defined benefit pension plans	20.2	12.6	11.9
Amortization of Unrecognized net actuarial losses exceeding certain corridors period	5 years
Company expects to contribute to qualified defined benefit pension plans	2.4
Contributions to SERP	$ 2.4
401K Plan [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Number of defined contribution plans	2
Equity securities [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Fixed income securities should not exceed	80.00%
Fixed income securities [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Fixed income securities should not exceed	35.00%